Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 62,555	$ 22,291
Accounts receivable	134,570	52,284
Prepaid expenses	31,444	34,176
Inventory	350,615	224,375
Other assets	10,890	4,384
Total current assets	590,074	337,509
Property and equipment, net	1,389	1,945
Operating lease right of use assets	14,257	30,477
Other assets-security deposit	1,600	1,600
Total assets	607,320	371,531
Current liabilities:
Accounts payable and accrued expense	472,514	332,059
Current portion of operating lease payable	15,732	20,517
Government loans payable	149,900
Loans payable	20,540	98,471
Total current liabilities	658,686	451,047
Government loans payable-long term
Long term liability- operating lease		15,732
Total liabilities	658,686	466,779
Commitments and contingencies
Stockholders' Equity(Deficit):
Preferred stock, Series A $.0001 par value, 1,000,000 shares authorized, 1,000 issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized;13,132,518 and 13,010,200 issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	1,423	1,301
Additional paid-in capital	26,267,098	78,169
Accumulated deficit	(26,329,779)	(174,718)
Accumulated other comprehensive income	9,892
Total stockholders' equity(deficit)	(51,366)	(95,248)
Total liabilities and equity	$ 607,320	$ 371,531